Share Capital	6 Months Ended
Dec. 31, 2023
Share Capital
Share Capital
8.	Share Capital

a)Authorized capital

The Company is authorised to issue an unlimited number of common voting shares without nominal or par value.

During the six months ended December 31, 2023, the Company issued a total of 100,000 common shares for the exercise of stock options. The Company received proceeds of $140 and reclassified $126 from reserve to share capital upon exercise.

During the six months ended December 31, 2022, the Company issued a total of 150,000 common shares for the exercise of stock options. The Company received proceeds of $112 and reclassified $100 from reserve to share capital upon exercise.

During the six months ended December 31, 2023, the Company issued 1,426,359 common shares for proceeds of $4,177 net of transaction costs of $902 under the Company’s ATM offering (December 31, 2022 $Nil).

b)Options

The Company has a stock option plan in place under which it is authorized to grant options to officers, directors, employees, consultants and management company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan, the exercise price of each option shall not be less than the price permitted by any stock exchange. The options can be granted for a maximum term of 10 years.

The weighted average fair value at grant date of options granted during the six months ended December 31, 2023 was $2.61 per option (June 30, 2023: $3.45). The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	YTD2024	FY2023
Expected stock price volatility	77%	84%
Risk-free interest rate	4.4%	3.16%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$4.00	$5.09
Forfeiture rate	—	—

Stock option transactions are summarized as follows:

	Number of	Weighted average
	options	exercise price
Balance at June 30, 2022	10,170,000	$2.11
Options exercised	(5,950,000)	0.91
Options granted	3,950,000	5.09
Balance at June 30, 2023	8,170,000	$4.43
Options exercised	(100,000)	1.40
Options granted	1,750,000	4.00
Balance at December 31, 2023	9,820,000	$4.38

8.	Share Capital - continued

b)Options - continued

The following table summarizes stock options outstanding and exercisable at December 31, 2023:

	Options Outstanding				Options Exercisable
		Weighted		Weighted		Weighted
		Average		Average		Average
Exercise	Number	Remaining		Exercise		Exercise
Price	of	Contractual Life		Price	Number	Price
$	Shares	(years)		$	Exercisable	$
1.40	1,350,000	—	(1)	1.40	1,350,000	1.40
3.43	400,000	0.28		3.43	400,000	3.43
7.55	500,000	1.12		7.55	500,000	7.55
3.39	1,200,000	2.05		3.39	1,200,000	3.39
6.08	200,000	2.55		6.08	200,000	6.08
6.31	200,000	3.18		6.31	200,000	6.31
8.25	170,000	3.21		8.25	170,000	8.25
9.40	100,000	3.28		9.40	100,000	9.40
5.08	3,750,000	4.28		5.08	3,750,000	5.08
5.23	200,000	4.39		5.23	200,000	5.23
4.00	1,750,000	4.73		4.00	—	—
	9,820,000	3.09		4.38	8,070,000	4.44

(1)	Options expired on September 4, 2023, however, due to black-out of insider share transactions, these options will remain eligible for exercise for a period of 10 business days subsequent to the lifting of the black-out.

c) Long-term Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time at the discretion of the Board of Directors, eligible directors, officers and employees are awarded restricted share units (“RSUs”) and performance share units (“PSUs”). The RSUs and PSUs that are subject to the recipient’s deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue deferred share units (“DSUs”). DSUs may be redeemed upon retirement or termination from the Company. The plan is a fixed plan pursuant to which the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares when combined with the aggregate number of Options, RSUs, PSUs and DSUs. As of December 31, 2023, the Company has granted 1,991,004 DSUs to the Board of Directors and Management which vest on April 11, 2024. The Company has recorded $4,929 in share-based payment expense related to this grant during the six-month period ended December 31, 2023.